ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of The9 Limited (the “Company”), which was incorporated on December 22, 1999 in the Cayman Islands, its subsidiaries and variable interest entities (“VIE subsidiaries” or “VIEs”), (collectively referred to as the “Group”). The Company or The9 Limited, and its subsidiaries and consolidated VIE are also collectively referred to as the “Group”, or where appropriate, the terms the “ Group”,”we”,”our”, or “us” also referred to The9 or the Company and its subsidiaries and the consolidated VIE as a whole.

The Group had been operating an online game business before the Group’s listing until this year, the Group has turned our business focus to blockchain business and are primarily engaged in the operation of cryptocurrency mining and a Non-Fungible Token platform NFTSTAR.

The Company’s principal subsidiaries and VIEs are as follows as of December 31, 2021:

	Date of	Place of	Legal
Name of Entity	Registration	Registration	Ownership
Principal subsidiaries:
GameNow.net (Hong Kong) Ltd. ("GameNow Hong Kon")	January‑2000	Hong Kong	100%
China The9 Interactive Limited (“C9I”)	October‑2003	Hong Kong	100%
China The9 Interactive (Beijing) Ltd. (“C9I Beijing”)	March‑2007	PRC	100%
JiuTuo (Shanghai) Information Technology Ltd. ("Jiu Tuo")	July-2007	PRC	100%
China Crown Technology Ltd. ("China Crown Technology")	November‑2007	Hong Kong	100%
Asian Way Development Ltd. (“Asian Way”)	November‑2007	Hong Kong	100%
New Star International Development Ltd. (“New Star”)	January‑2008	Hong Kong	100%
The9 Interactive, Inc. (“The9 Interactive”)	June‑2010	USA	100%
Shanghai Jiu Gang Electronic Technology Ltd. (“Jiu Gang”)	December‑2014	PRC	100%
City Channel Ltd. (“City Channel”)	June‑2006	Hong Kong	100%
NFTStar Singapore Pte. Ltd. (“NFTStar Singapore”)	August-2021	Singapore	100%
NFTSTAR US Inc. (“NFTSTAR US”)	August-2021	USA	100%
NFTSTAR LTD.UK (“NFTSTAR UK”)	July-2021	UK	100%
NFTSTAR Hong Kong LTD. (“NFTSTAR Hong Kong”)	August-2021	Hong Kong	100%
STARNFT HONG KONG LIMITED (“STARNFT Hong Kong”)	October-2021	Hong Kong	100%
Nswap Singapore Pte. Ltd. (“Nswap Singapore”)	May-2021	Singapore	100%
Montcrypto Limited (“Montcrypto”)	February-2021	Canada	61%
Terry First Limited (“Terry First”)	June-2021	UK	100%
System Run Limited (“System Run”)	September-2021	Cayman Islands	100%
Lucky Pure Limited (“Lucky Pure”)	September-2021	Cayman Islands	100%
Vast Ocean International Limited(“Vast Ocean”)	April-2021	Hong Kong	100%
The9 Singapore Pte. Ltd. (“The9 Singapore”)	April‑2010	Singapore	100%
1111 Limited (“1111”)	January -2018	Hong Kong	100%
Supreme Exchange Limited (“Supreme”)	December‑2018	Malta	90%
BET 111 Ltd. ("Bet 111")	January -2019	Malta	90%
Coin Exchange Ltd ("Coin")	January -2019	Malta	90%
The9 EV Limited ("The9 EV")	May-2019	Hong Kong	100%
NBTC Limited (“NBTC”)	June-2019	Hong Kong	100%
FF The9 China Joint Venture Limited ("FF The9")	September-2019	Hong Kong	50%
Huiling Computer Technology Consulting (Shanghai) Co.Ltd. ("Huiling")	March-2019	PRC	100%
Leixian Information Technology (Shanghai) Co., Ltd. ("Leixian")	March-2019	PRC	100%
Shanghai Yuyou Network Technology Co., Ltd. (“Yuyou”)	December-2016	PRC	100%
Hangzhou Niuxin Technology Co., Ltd. (“Niuxin”)	August-2021	PRC	100%

Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”) (Note 4)	September‑2000	PRC	N/A

Subsidiaries and VIEs of Shanghai IT:

			Legal
	Date of	Place of	Ownership Held
Name of Entity	Registration	Registration	by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July‑2011	PRC	80%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“SH Shencai”)	May‑2015	PRC	60%
Shanghai Zhiaojiqi Information Technology Co., Ltd. (“Shanghai Zhiaojiqi”)	November-2015	PRC	0%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“Wuxi Qudong”)	June‑2016	PRC	100%
Silver Express Investments Ltd. (“Silver Express”)	November‑2007	Hong Kong	100%
Shanghai Jiuciyuan Computer Co., Ltd. (“Jiuciyuan”)	July-2021	PRC	60%
Shanghai Big data culture media Co., Ltd(“Big data”)	April-2007	PRC	51.80%